Income Tax Benefit/(Expense) (Tables)	9 Months Ended
Mar. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Summary of Income tax benefit/(expense)
		Three Months Ended March 31,		Nine Months Ended March 31,
	(in U.S. dollars, in thousands)	2019	2018	2019	2018
(a)	Income tax expense
	Current tax
	Current tax	—	—	—	—
	Total current tax expense	—	—	—	—

	Deferred tax
	(Increase)/decrease in deferred tax assets	(2,180)	(3,262)	(5,707)	21,177
	(Decrease)/increase in deferred tax liabilities	(25)	(164)	(71)	(50,843)
	Total deferred tax (benefit)	(2,205)	(3,426)	(5,778)	(29,666)
	Income tax (benefit)	(2,205)	(3,426)	(5,778)	(29,666)

Summary of Deferred Tax Assets Not Brought to Account
		As of	As of
	(in U.S. dollars, in thousands)	March 31, 2019	June 30, 2018
(b)	Deferred tax assets not brought to account
	Unused tax losses
	Potential tax benefit at local tax rates	50,288	41,501
	Other temporary differences
	Potential tax benefit at local tax rates	3,283	3,704
	Other tax credits
	Potential tax benefit at local tax rates	3,220	3,220
		56,791	48,425